Reporting entity	12 Months Ended
Dec. 31, 2021
Disclosure of reporting entity [Abstract]
Reporting entity

1.	Reporting entity
Shinhan Financial Group Co., Ltd., the controlling company, and its subsidiaries included in consolidation (collectively the “Group”) are summarized as follows:

(a)	Controlling company
Shinhan Financial Group Co., Ltd. (the “Shinhan Financial Group” or the “Company”), the controlling company, is incorporated on September 1, 2001 for the main purposes of controlling, managing and funding Shinhan Bank, Shinhan Securities Co., Ltd., Shinhan Capital Co., Ltd. and Shinhan BNP Asset Management Co., Ltd. by way of share transfers. The total capital stock amounted to
~~W~~
1,461,721 million. Also, Shinhan Financial Group’s shares have been listed on the Korea Exchange since September 10, 2001 and Shinhan Financial Group’s American Depositary Shares have been registered with the Securities and Exchange Commission (SEC) and listed on the New York Stock Exchange since September 16, 2003.

(b)	Ownership of Shinhan Financial Group and its major consolidated subsidiaries as of December 31, 2020 and 2021 are as follows:

			Date of financial information	Ownership (%)
Investor	Investee(*1)	Location		2020	2021
Shinhan Financial Group Co., Ltd.	Shinhan Bank	Korea	December 31	100.0	100.0
”	Shinhan Card Co., Ltd.	”	”	100.0	100.0
”	Shinhan Investment Corp.	”	”	100.0	100.0
”	Shinhan Life Insurance Co., Ltd. (*2)	”	”	100.0	100.0
”	Orange Life Insurance Co., Ltd. (*2)	”	”	100.0	—
”	Shinhan Capital Co., Ltd.	”	”	100.0	100.0
”	Jeju Bank	”	”	75.3	75.3
”	Shinhan Credit Information Co., Ltd.	”	”	100.0	100.0
”	Shinhan Alternative Investment Management Inc.	”	”	100.0	100.0
”	Shinhan Asset Management Co., Ltd. (*3)	”	”	65.0	100.0
”	SHC Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan DS	”	”	100.0	100.0
”	Shinhan Savings Bank	”	”	100.0	100.0
”	Asia Trust Co., Ltd.	”	”	60.0	60.0
”	Shinhan AITAS Co., Ltd.	”	”	99.8	99.8
”	Shinhan REITs Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan AI Co., Ltd.	”	”	100.0	100.0
”	Shinhan Venture Investment Co., Ltd. (*4)	”	”	100.0	100.0
Shinhan Bank	Shinhan Bank America	USA	”	100.0	100.0
”	Shinhan Bank Europe GmbH	Germany	”	100.0	100.0

			Date of financial information	Ownership (%)
Investor	Investee(*1)	Location		2020	2021
”	Shinhan Bank Cambodia	Cambodia	December 31	97.5	97.5
”	Shinhan Bank Kazakhstan Limited	Kazakhstan	”	100.0	100.0
”	Shinhan Bank Canada	Canada	”	100.0	100.0
”	Shinhan Bank (China) Limited	China	”	100.0	100.0
”	Shinhan Bank Japan	Japan	”	100.0	100.0
”	Shinhan Bank Vietnam Ltd	Vietnam	”	100.0	100.0
”	Banco Shinhan de Mexico	Mexico	”	99.9	99.9
”	PT Bank Shinhan Indonesia	Indonesia	”	99.0	99.0
Shinhan Bank Japan	SBJDNX	Japan	”	100.0	100.0
Shinhan Card Co., Ltd.	LLP MFO Shinhan Finance	Kazakhstan	”	100.0	100.0
”	PT. Shinhan Indo Finance	Indonesia	”	50.0+1 share	50.0+1 share
”	Shinhan Microfinance Co., Ltd.	Myanmar	”	100.0	100.0
”	Shinhan Vietnam Finance Co., Ltd.	Vietnam	”	100.0	100.0
Shinhan Investment Corp.	Shinhan Investment Corp. USA Inc.	USA	”	100.0	100.0
”	Shinhan Investment Asia Ltd.	Hong Kong	”	100.0	100.0
”	SHINHAN SECURITIES VIETNAM CO., LTD.	Vietnam	”	100.0	100.0
”	PT. Shinhan Sekuritas Indonesia	Indonesia	”	99.0	99.0
PT Shinhan Sekuritas Indonesia	PT. Shinhan Asset Management Indonesia	”	”	75.0	75.0
Shinhan Life Insurance Co., Ltd.	Shinhan Financial Plus	Korea	”	100.0	100.0
”	Shinhan CubeOn Co., Ltd. (*5)	Korea	”	—	100.0
”	Shinhan Life Insurance Vietnam Co., Ltd. (*6)	Vietnam	”	—	100.0
Shinhan Asset Management Co., Ltd.	SHINHAN ASSET MGT HK, LIMITED (*7)	Hong Kong	”	100.0	100.0
Shinhan DS	SHINHAN DS VIETNAM CO., LTD.	Vietnam	”	100.0	100.0

(*1)	Subsidiaries such as trust, beneficiary certificate, corporate restructuring fund and private equity fund which are not actually operating their own business are excluded.

(*2)	Shinhan Life Insurance Co., Ltd. and Orange Life Insurance Co., Ltd. merged on July 1, 2021. The company name after the merger is Shinhan Life Insurance Co., Ltd.
(*3)
The Group acquired additional shares of Shinhan BNPP Asset Management Co., Ltd. for the year ended December 31, 2021, and Shinhan BNPP Asset Management Co., Ltd. became a wholly owned subsidiary of the Group. Shinhan BNPP Asset Management Co., Ltd. changed its name to Shinhan Asset Management Co., Ltd.

(*4)	For the year ended December 31, 2021, Neoplux Co., Ltd. changed its name to Shinhan Venture Investment Co., Ltd.

(*5)	Newly invested subsidiaries subject to consolidation are included for the year ended December 31, 2021.

(*6)	Newly invested subsidiaries subject to consolidation are included for the year ended December 31, 2021. Shinhan Insurance Vietnam Co., Ltd. changed its name to Shinhan Life Insurance Vietnam Co., Ltd.

(*7)	For the year ended December 31, 2021, SHINHAN BNP ASSET MGT HK, LIMITED changed its name to SHINHAN ASSET MGT HK, LIMITED.

(c)	Consolidated structured entities
Consolidated structured entities are as follows:

Category	Consolidated structured entities	Description

Trust	Shinhan Bank (including development trust) and 17 others	A trust is consolidated when the Group as a trustee is exposed to variable returns, if principle or interest amounts of the entrusted properties falls below guaranteed amount, the Group should compensate it, and the Group has the ability to affect those returns.

Asset-Backed Securitization	MPC Yulchon Green I and 225 others	An entity for asset backed securitization is consolidated when the Group has sole decision-making authority to dispose assets or change the conditions of the assets, and the Group is exposed to, or has rights to related variable returns by providing credit enhancement and purchases of subordinated securities.

Structured Financing	SHPE Holdings One Co., Ltd.	An entity established for structured financing relating to real estate, shipping, or mergers and acquisitions is consolidated, when the Group has the greatest credit to the entity, has sole decision-making authority of these Entities due to the entities default, and is exposed to, or has rights to related variable returns.

Investment Fund	KoFC Shinhan Frontier Champ 2010-4 PEF and 131 others	An investment fund is consolidated, when the Group manages or invests assets of the investment funds on behalf of other investors as a collective investor or a business executive, or has the ability to dismiss the manager of the investment funds, and is exposed to, or has rights to, the variable returns.

(*)	The Group provides credit contribution (ABCP purchase agreements) of ~~W~~ 7,457,666 million for the purpose of credit enhancement of structured companies.